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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22551

MainStay DefinedTerm Municipal Opportunities Fund

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York	10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: May 31

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments.

The schedule of investments for the period ended August 31, 2014 is filed herewith.

MainStay DefinedTerm Municipal Opportunities Fund

Portfolio of Investments August 31, 2014 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 151.5% †
	Alabama 0.8% (0.5% of Managed Assets)
	Jefferson County, Limited Obligation School, Revenue Bonds Series A, Insured: AMBAC 4.75%, due 1/1/25	$250,000	$250,005
	Jefferson County, Public Building Authority, Revenue Bonds Insured: AMBAC 5.00%, due 4/1/26	4,500,000	4,016,880
			4,266,885
	Alaska 0.8% (0.5% of Managed Assets)
	Northern Tobacco Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	5,295,000	3,943,769
	Arizona 2.0% (1.3% of Managed Assets)
	Arizona Department of Transportation State Highway Fund, Revenue Bonds Series A 5.00%, due 7/1/38	5,750,000	6,498,477
	Phoenix Industrial Development Authority, Downtown Phoenix Student LLC, Revenue Bonds
	Series A, Insured: AMBAC 4.50%, due 7/1/32	1,000,000	920,290
	Series A, Insured: AMBAC 4.50%, due 7/1/42	150,000	129,888
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	2,000,000	2,010,080
	Pima County Industrial Development Authority, PLC Charter Schools Project, Revenue Bonds 6.75%, due 4/1/36	1,075,000	1,085,836
			10,644,571
	California 32.7% (21.2% of Managed Assets)
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	Series A 5.125%, due 6/1/38	3,860,000	3,093,365
	5.60%, due 6/1/36	2,575,000	2,161,120
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	2,165,000	2,598,779
	California Statewide Communities Development Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/42	1,900,000	2,037,541
	Carson Redevelopment Agency, Redevelopment Project Area 1, Tax Allocation Series B, Insured: NATL-RE (zero coupon), due 10/1/25	75,000	45,875
	Ceres Unified School District, Cabs-Election, Unlimited General Obligation Series A (zero coupon), due 8/1/43	6,375,000	948,473
¤	City of Sacramento, California, Water, Revenue Bonds 5.00%, due 9/1/42 (a)(b)	19,500,000	21,959,340
	Fontana Unified School District, Cabs Unlimited General Obligation
	Series C (zero coupon), due 8/1/34	14,000,000	5,202,120
	Series C (zero coupon), due 8/1/42	18,600,000	4,120,272
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series A 6.00%, due 1/15/49	5,000,000	5,759,250
¤	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds
	Series A-1 4.50%, due 6/1/27	7,500,000	6,866,700
	Series A, Insured: AGC, FGIC 5.00%, due 6/1/35 (a)(b)	16,110,000	16,565,752
	Series A-2 5.30%, due 6/1/37 (c)	5,000,000	3,960,200
	Inglewood Public Financing Authority, Cabs-Lease, Revenue Bonds
	(zero coupon), due 8/1/30	2,530,000	866,955
	(zero coupon), due 8/1/31	2,530,000	797,608
	Lancaster Financing Authority, Subordinated Project No. 5 & 6, Redevelopment Projects, Tax Allocation Series B, Insured: NATL-RE 4.625%, due 2/1/24	215,000	215,168
	Marysville Joint Unified School District, Capital Project, Certificates of Participation
	Insured: AGM (zero coupon), due 6/1/25	1,850,000	1,109,704
	Insured: AGM (zero coupon), due 6/1/27	2,445,000	1,287,292
	Insured: AGM (zero coupon), due 6/1/33	2,800,000	977,620
	Insured: AGM (zero coupon), due 6/1/34	2,820,000	925,355
	Insured: AGM (zero coupon), due 6/1/38	2,820,000	705,254
	Insured: AGM (zero coupon), due 6/1/39	2,820,000	661,939
	Insured: AGM (zero coupon), due 6/1/40	2,820,000	621,161
	Merced Union High School District, Cabs-Election, Unlimited General Obligation Series C (zero coupon), due 8/1/41	16,780,000	3,242,064
	Oceanside, California Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/50	20,190,000	2,354,962
¤	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39 (a)(b)	19,100,000	22,250,729
	San Bernardino City Unified School District, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 8/1/31	5,000,000	2,272,550
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 1/15/31	150,000	63,077
	Series A, Insured: NATL-RE 5.25%, due 1/15/30	900,000	900,063
¤	San Jose Financing Authority, Civic Center Project, Revenue Bonds Series A 5.00%, due 6/1/39	20,050,000	22,452,591
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.25%, due 9/1/14	50,000	49,998
	Insured: NATL-RE 4.50%, due 9/1/17	100,000	98,184
	Insured: NATL-RE 4.80%, due 9/1/20	105,000	101,543
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A, Insured: RADIAN 5.25%, due 9/1/31	630,000	547,331
	Series A, Insured: RADIAN 5.25%, due 9/1/34	2,925,000	2,472,707
	Stockton Public Financing Authority, Water System, Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 10/1/31	175,000	176,859
	Tobacco Securitization Authority of Southern California, Asset-Backed, Revenue Bonds Series A-1 5.00%, due 6/1/37	3,000,000	2,409,300
¤	University of California, Regents Medical Center, Revenue Bonds Series J 5.00%, due 5/15/43 (a)(b)	23,260,000	25,868,317
	Westminster School District, Cabs - Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	27,045,000	3,248,104
			171,995,222
	Colorado 1.1% (0.7% of Managed Assets)
	Colorado Health Facilities Authority, Revenue Bonds 5.625%, due 6/1/43	5,000,000	5,579,200
	E-470 Public Highway Authority, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 9/1/29	660,000	309,157
			5,888,357
	District of Columbia 0.9% (0.6% of Managed Assets)
	Metropolitan Washington Airports Authority, Revenue Bonds Series C, Insured: GTY 0.00%, due 10/1/41 (c)	3,900,000	4,444,479
	Florida 6.8% (4.4% of Managed Assets)
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	20,000,000	21,076,200
	JEA Electric System, Revenue Bonds Series C 5.00%, due 10/1/37 (a)(b)	12,980,000	14,530,062
			35,606,262
	Georgia 0.1% (0.1% of Managed Assets)
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 6.25%, due 6/15/20	390,000	404,075
	Guam 5.0% (3.3% of Managed Assets)
	Guam Government, Waterworks Authority, Revenue Bonds
	5.00%, due 7/1/35	2,500,000	2,711,100
	5.50%, due 7/1/43	10,050,000	11,237,910
	Guam International Airport Authority, Revenue Bonds
	Series C 5.00%, due 10/1/21 (d)	5,500,000	6,212,580
	Series C, Insured: AGM 6.00%, due 10/1/34 (d)	3,425,000	4,014,477
	Territory of Guam, Unlimited General Obligation Series A 7.00%, due 11/15/39	2,000,000	2,269,100
			26,445,167
	Illinois 18.8% (12.2% of Managed Assets)
¤	Chicago Board of Education, Unlimited General Obligation
	Series A 5.50%, due 12/1/39	5,000,000	5,295,100
	Series A, Insured: AGM 5.50%, due 12/1/39 (a)(b)	20,000,000	21,564,800
	Chicago, Illinois O' Hare International Airport, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 1/1/38	3,000,000	3,145,800
	Insured: AGM 5.75%, due 1/1/38	5,000,000	5,700,550
	Chicago, Unlimited General Obligation Series C 5.00%, due 1/1/40 (a)(b)	19,570,000	19,854,352
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds Series A 5.50%, due 6/15/50 (a)(b)	20,000,000	21,866,348
	State of Illinois, Unlimited General Obligation 5.25%, due 7/1/31 (a)(b)	20,000,000	21,651,158
			99,078,108
	Indiana 0.2% (0.1% of Managed Assets)
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds 5.00%, due 10/1/32	1,105,000	1,062,955
	Iowa 1.1% (0.7% of Managed Assets)
	Coralville Urban Renewal Revenue, Tax Increment, Tax Allocation Series C 5.00%, due 6/1/47	4,220,000	3,567,546
	Iowa Higher Education Loan Authority, Private College Facility, Wartburg College, Revenue Bonds Series B 5.50%, due 10/1/31	2,075,000	2,052,258
			5,619,804
	Kansas 4.1% (2.7% of Managed Assets)
	Kansas Development Finance Authority, Adventist Health Sunbelt Obligated Group, Revenue Bonds Series A 5.00%, due 11/15/32 (a)(b)	19,290,000	21,696,013
	Louisiana 2.1% (1.4% of Managed Assets)
	Louisiana Public Facilities Authority, Archdiocese of New Orleans Project, Revenue Bonds Insured: CIFG 4.50%, due 7/1/37	5,685,000	5,686,933
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/38	405,000	335,603
	Series A, Insured: CIFG 5.00%, due 7/1/22	1,105,000	1,105,597
	Series A, Insured: CIFG 5.00%, due 7/1/24	1,200,000	1,184,340
	Series A, Insured: CIFG 5.00%, due 7/1/30	2,870,000	2,687,640
			11,000,113
	Maryland 4.5% (2.9% of Managed Assets)
¤	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Obligated Group, Revenue Bonds Series C 5.00%, due 5/15/43 (a)(b)	20,870,000	23,410,105
	Massachusetts 1.0% (0.7% of Managed Assets)
	Commonwealth of Massachusetts, Consolidated Loan, General Obligation Series C 4.00%, due 7/1/31	5,000,000	5,370,300
	Michigan 9.4% (6.1% of Managed Assets)
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds
	Series A 5.00%, due 7/1/32	1,500,000	1,567,635
	Series A 5.25%, due 7/1/39	7,500,000	7,956,600
	Series C-1, Insured: AGM 7.00%, due 7/1/27	3,450,000	4,064,514
	Detroit, Michigan Water Supply System, Revenue Bonds
	Series A, Insured: NATL-RE 4.50%, due 7/1/31	760,000	751,556
	Series B, Insured: NATL-RE 5.00%, due 7/1/34	3,840,000	3,844,685
	Series C 5.00%, due 7/1/41	1,005,000	1,043,532
	Series A 5.25%, due 7/1/41	2,385,000	2,511,381
	Series A 5.75%, due 7/1/37	5,000,000	5,374,750
	Michigan Finance Authority, Limited Obligation, Public School Academy, University Learning, Revenue Bonds 7.375%, due 11/1/30	2,920,000	3,196,962
	Michigan Finance Authority, Public School Academy, Revenue Bonds 7.50%, due 11/1/40	2,745,000	3,009,399
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds
	8.00%, due 4/1/30	1,195,000	1,307,760
	8.00%, due 4/1/40	500,000	544,460
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	5,000,000	4,221,500
	Series A 6.00%, due 6/1/48	12,580,000	9,986,507
			49,381,241
	Missouri 0.4% (0.3% of Managed Assets)
	St. Louis County Industrial Development Authority, Nazareth Living Center, Revenue Bonds 6.125%, due 8/15/42	2,120,000	2,212,072
	Nebraska 4.2% (2.7% of Managed Assets)
¤	Central Plains Energy, Project No. 3, Revenue Bonds 5.25%, due 9/1/37 (a)(b)	20,000,000	21,956,600
	Nevada 2.5% (1.6% of Managed Assets)
	City of Sparks, Tourism Improvement District No. 1, Senior Sales Tax Anticipation, Revenue Bonds Series A 6.75%, due 6/15/28 (a)	12,500,000	13,187,750
	New Hampshire 0.5% (0.3% of Managed Assets)
	Manchester Housing & Redevelopment Authority Inc., Revenue Bonds Series B, Insured: ACA (zero coupon), due 1/1/24	4,740,000	2,573,062
	New Jersey 4.5% (2.9% of Managed Assets)
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.25%, due 9/15/29 (d)	9,120,000	9,544,262
	Series B 5.625%, due 11/15/30 (d)	2,500,000	2,700,925
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.00%, due 6/15/37 (d)	1,000,000	1,032,630
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds Series 1A 5.00%, due 6/1/41	14,000,000	10,616,900
			23,894,717
	New York 2.5% (1.6% of Managed Assets)
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds 5.00%, due 11/1/38	2,995,000	3,416,636
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 5.00%, due 7/1/42	2,000,000	2,014,060
	Riverhead Industrial Development Agency, Revenue Bonds
	7.00%, due 8/1/43	5,595,000	6,541,562
	7.00%, due 8/1/48	1,000,000	1,162,300
			13,134,558
	Ohio 4.3% (2.8% of Managed Assets)
	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.75%, due 6/1/34	2,425,000	1,955,714
	Series A-2 5.875%, due 6/1/30	10,600,000	8,627,128
	Series A-2 6.00%, due 6/1/42	5,915,000	4,730,285
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health Systems, Revenue Bonds
	5.75%, due 12/1/32	2,395,000	2,462,060
	6.00%, due 12/1/42	4,540,000	4,676,427
			22,451,614
	Pennsylvania 5.8% (3.8% of Managed Assets)
	Harrisburg, Capital Appreciation, Unlimited General Obligation Series F, Insured: AMBAC (zero coupon), due 9/15/21	95,000	57,212
	Pennsylvania Economic Development Financing Authority, Capitol Region Parking System, Revenue Bonds 6.00%, due 7/1/53 (a)(b)	14,260,000	16,834,642
	Pennsylvania Turnpike Commission, Revenue Bonds Series C 5.00%, due 12/1/43	5,000,000	5,561,150
	Philadelphia Authority for Industrial Development, Nueva Esperanza Inc., Revenue Bonds 8.20%, due 12/1/43	2,000,000	2,140,900
	Philadelphia Authority for Industrial Development, Please Touch Museum Project, Revenue Bonds 5.25%, due 9/1/31	2,500,000	768,500
	Philadelphia, Unlimited General Obligation 6.00%, due 8/1/36	4,625,000	5,300,990
			30,663,394
	Puerto Rico 6.2% (4.0% of Managed Assets)
	Puerto Rico Commonwealth, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/35	8,820,000	8,381,293
	Series A-4, Insured: AGM 5.25%, due 7/1/30	7,000,000	7,001,750
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	575,000	597,080
	Series C, Insured: AGM 5.50%, due 7/1/32	510,000	511,989
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series K, Insured: CIFG 5.00%, due 7/1/18	530,000	531,129
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	5,000,000	4,787,450
	Series N, Insured: AGM, GTY 5.50%, due 7/1/29	6,000,000	6,102,600
	Series C, Insured: AGM 5.50%, due 7/1/30	4,705,000	4,774,352
			32,687,643
	Rhode Island 3.2% (2.1% of Managed Assets)
	Narragansett Bay Commission Wastewater System, Revenue Bonds Series A 5.00%, due 9/1/38 (a)(b)	15,000,000	16,697,550
	Tennessee 3.1% (2.0% of Managed Assets)
	Chattanooga, TN, Industrial Development Board, Lease Rental, Revenue Bonds Insured: AGM 5.00%, due 10/1/30 (a)(b)	15,000,000	16,325,850
	Texas 9.6% (6.2% of Managed Assets)
	Harris County-Houston Sports Authority, Revenue Bonds
	Series H, Insured: NATL-RE (zero coupon), due 11/15/28	50,000	24,392
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	1,320,000	465,406
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	2,520,000	896,994
	Series H, Insured: NATL-RE (zero coupon), due 11/15/35	2,080,000	604,801
	Series H, Insured: NATL-RE (zero coupon), due 11/15/37	6,705,000	1,756,241
	Series A, Insured: NATL-RE (zero coupon), due 11/15/38	175,000	47,614
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	260,000	63,456
	Series B, Insured: NATL-RE 5.25%, due 11/15/40	755,000	755,408
	New Hope Cultural Education Facilities Corp., Student Housing, CHF-Stephenville Tarleton State University Project, Revenue Bonds Series A 5.375%, due 4/1/28	1,845,000	2,035,459
	Newark Cultural Education Facilities Finance Corp., A. W. Brown-Fellowship Leadership Academy, Revenue Bonds Series A 6.00%, due 8/15/42	5,640,000	5,848,454
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/29	3,645,000	3,980,595
	5.00%, due 12/15/30	5,500,000	5,973,660
	5.00%, due 12/15/32 (a)(b)	20,000,000	21,398,766
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/35	23,750,000	6,759,487
			50,610,733
	U.S. Virgin Islands 2.1% (1.3% of Managed Assets)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	2,475,000	2,781,776
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Senior Lien, Revenue Bonds Insured: AGM 5.00%, due 10/1/29	2,500,000	2,842,600
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	4,650,000	5,226,368
			10,850,744
	Vermont 0.2% (0.1% of Managed Assets)
	Vermont State Student Assistance Corp., Revenue Bonds Series A 5.10%, due 6/15/32 (d)	1,120,000	1,157,890
	Virginia 6.9% (4.5% of Managed Assets)
	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	10,760,000	7,291,299
¤	Virginia Commonwealth Transportation Board, Capital Projects, Revenue Bonds 5.00%, due 5/15/31 (a)(b)	20,315,000	23,417,285
	Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing, Revenue Bonds 6.00%, due 1/1/37 (d)	5,000,000	5,656,150
			36,364,734
	Washington 4.0% (2.6% of Managed Assets)
	Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds Series A 5.00%, due 8/15/44 (a)(b)	19,665,000	21,181,761
	West Virginia 0.1% (0.1% of Managed Assets)
	Ohio County, Wheeling Jesuit, Revenue Bonds Series A 5.50%, due 6/1/36	445,000	445,178
	Total Investments (Cost $752,246,085) (h)	151.5%	796,653,276
	Floating Rate Note Obligations (e)	(40.6)	(213,380,000)
	Fixed Rate Municipal Term Preferred Shares, at Liquidation Value	(13.3)	(70,000,000)
	Other Assets, Less Liabilities	2.4	12,580,293
	Net Assets Applicable to Common Shares	100.0%	$525,853,569

	Contracts Short	Unrealized Appreciation (Depreciation)(f)
Futures Contracts 0.0% ‡
United States Treasury Note December 2014 (10 Year) (g)	(625)	$(206,422)
Total Futures Contracts Short (Notional Amount $78,613,281)		$(206,422)

¤	Among the Fund's 10 largest holdings or issuers held, as of August 31, 2014. May be subject to change daily.
†	Percentages indicated are based on Fund net assets applicable to Common Shares, unless otherwise noted.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.
(c)	Step coupon - Rate shown was the rate in effect as of August 31, 2014.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Face value of Floating Rate Notes received from TOB transactions.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value as of August 31, 2014.
(g)	As of August 31, 2014, cash in the amount of $812,500 was on deposit with a broker for futures transactions.
(h)	As of August 31, 2014, cost was $541,502,605 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$50,211,145
Gross unrealized depreciation	(8,440,474)
Net unrealized appreciation	$41,770,671

"Managed Assets" is defined as the Fund's total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued).

The following abbreviations are used in the above portfolio:

ACA — ACA Financial Guaranty Corp.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BAM — Build America Mutual Assurance Co.

CIFG — CIFG Group

FGIC — Financial Guaranty Insurance Co.

GTY — Assured Guaranty Corp.

NATL-RE — National Public Finance Guarantee Corp.

RADIAN — Radian Asset Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$796,653,276	$—	$796,653,276
Total Investments in Securities	$—	$796,653,276	$—	$796,653,276

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(206,422)	$—	$—	$(206,422)
Total Other Financial Instruments	$(206,422)	$—	$—	$(206,422)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay DefinedTerm Municipal Opportunities Fund

NOTES TO PORTFOLIOS OF INVESTMENTS August 31, 2014 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay DefinedTerm Municipal Opportunities Fund (the "Fund") adopted procedures for the valuation of the Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund.

To assess the appropriateness of security valuations, the Manager or the Fund’s third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review at its next regularly scheduled meeting immediately after such action.

"Fair value" is defined as the price the Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The aggregate value by input level, as of August 31, 2014, for the Fund's assets or liabilities is included at the end of the Portfolio of Investments.

The Fund may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above are valued by methods deemed reasonable and in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent valuation uncertainty of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. For the period ended August 31, 2014, there have been no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of August 31, 2014, the Fund did not hold any securities that were fair valued in such a manner.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded and are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using a quoted price in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY DEFINEDTERM MUNICIPAL OPPORTUNITIES FUND

By:    /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: October 24, 2014

By:    /s/ Jack R. Benintende

Jack R. Benintende

Treasurer and Principal Financial and

Accounting Officer

Date: October 24, 2014